Common Stock Incentive Plan	12 Months Ended
Dec. 31, 2011
Common Stock Incentive Plan [Abstract]
Common Stock Incentive Plan

16.     Common Stock Incentive Plan

In 2003, our Board of Directors adopted, and stockholders approved, the 2003 Incentive Award Plan of Realty Income Corporation, or the Stock Plan, to enable us to attract and retain the services of directors, employees and consultants, considered essential to our long-term success. The Stock Plan offers our directors, employees and consultants an opportunity to own stock in Realty Income and/or rights that will reflect our growth, development and financial success. The Stock Plan was amended and restated by our Board of Directors in February 2006 and in May 2007. Under the terms of this plan, the aggregate number of shares of our common stock subject to options, stock purchase rights, or SPR, stock appreciation rights, or SAR, and other awards will be no more than 3,428,000 shares. The maximum number of shares that may be subject to options, SPR, SAR and other awards granted under the plan to any individual in any calendar year may not exceed 1,600,000 shares. This plan has a term of 10 years from the date it was adopted by our Board of Directors, which was March 12, 2003. To date, we have not issued any SPR or SAR.

The amount of share-based compensation costs recognized in general and administrative expense on our consolidated statements of income during 2011 was $7.9 million, during 2010 was $6.2 million and during 2009 was $4.7 million.

The following table summarizes our common stock grant activity under our Stock Plan. Our common stock grants vest over periods ranging from immediately to 10 years.

	2011		2010		2009
	Number of shares	Weighted average price(1)	Number of shares	Weighted average price(1)	Number of shares	Weighted average price(1)

Outstanding nonvested shares, beginning of year	924,294	$ 19.69	853,234	$ 19.14	994,453	$ 19.70
Shares granted	247,214	33.94	278,200	28.99	142,860	22.86
Shares vested	(245,487)	25.26	(206,153)	23.70	(214,521)	23.14
Shares forfeited	(495)	31.37	(987)	26.03	(69,558)	25.95

Outstanding nonvested shares, end of year	925,526	$ 20.21	924,294	$ 19.69	853,234	$ 19.14

(1)                 Grant date fair value.

During 2011, we issued 247,214 shares of common stock under our Stock Plan. These shares vest over the following service periods: 25,158 vested immediately, 5,000 vest over a service period of one year, 70,400 vest over a service period of three years and 146,656 vest over a service period of five years.

The vesting schedule for shares granted to non-employee directors is as follows:

–                 For directors with less than six years of service at the date of grant, shares vest in 33.33% increments on each of the first three anniversaries of the date the shares of stock are granted;

–                 For directors with six years of service at the date of grant, shares vest in 50% increments on each of the first two anniversaries of the date the shares of stock are granted;

–                 For directors with seven years of service at the date of grant, shares are 100% vested on the first anniversary of the date the shares of stock are granted; and

–                 For directors with eight or more years of service at the date of grant, there is immediate vesting as of the date the shares of stock are granted.

The vesting schedule for shares granted to employees is as follows:

–                 For employees age 55 and below at the grant date, shares vest in 20% increments on each of the first five anniversaries of the grant date;

–                 For employees age 56 at the grant date, shares vest in 25% increments on each of the first four anniversaries of the grant date;

–                 For employees age 57 at the grant date, shares vest in 33.33% increments on each of the first three anniversaries of the grant date;

–                 For employees age 58 at the grant date, shares vest in 50% increments on each of the first two anniversaries of the grant date;

–                 For employees age 59 at the grant date, shares are 100% vested on the first anniversary of the grant date; and

–                 For employees age 60 and above at the grant date, shares vest immediately on the grant date.

After they have been employed for six full months, all non-executive employees receive 200 shares of nonvested stock which vests over a five year period.  Additionally, depending on certain company performance metrics, non-executive employees may receive grants of nonvested stock which vests over a five year period.

As of December 31, 2011, the remaining unamortized share-based compensation expense totaled $18.7 million, which is being amortized on a straight-line basis over the service period of each applicable award. The amount of share-based compensation is based on the fair value of the stock at the grant date. We define the grant date as the date the recipient and Realty Income have a mutual understanding of the key terms and condition of the award, and the recipient of the grant begins to benefit from, or be adversely affected by, subsequent changes in the price of the shares.

Due to a historically low turnover rate, we do not estimate a forfeiture rate for our nonvested shares. Accordingly, unexpected forfeitures will lower share-based compensation expense during the applicable period. Under the terms of our Stock Plan, we pay non-refundable dividends to the holders of our nonvested shares. Applicable accounting guidance requires that the dividends paid to holders of these nonvested shares be charged as compensation expense to the extent that they relate to nonvested shares that do not or are not expected to vest. However, since we do not estimate forfeitures given our historical trends, we did not record any amount to compensation expense related to dividends paid in 2011, 2010 or 2009.

As of December 31, 2011, there were no remaining stock options outstanding.  All outstanding options were fully vested as of December 31, 2006. Stock options, none of which were granted after January 1, 2002, were granted with an exercise price equal to the underlying stock’s fair value at the date of grant.

The following table summarizes our stock option activity for the years:

	2011		2010		2009
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price

Outstanding options, beginning of year	2,454	$14.70	5,846	$14.70	21,294	$13.33
Options exercised	(2,454)	14.70	(3,392)	14.70	(15,448)	12.81

Outstanding and exercisable options, end of year	--	$ --	2,454	$14.70	5,846	$14.70

The intrinsic value of a stock option is the amount by which the market value of the underlying stock at December 31 of each year exceeds the exercise price of the option. The market value of our stock was $34.20 and $25.91 at December 31, 2010 and 2009, respectively. The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $48,000, $61,000 and $157,000, respectively. The aggregate intrinsic value of options outstanding and exercisable was $48,000 and $66,000 at December 31, 2010 and 2009, respectively.